Shareholder Report, Holdings (Details)	Aug. 31, 2026
Class A
Holdings [Line Items]
Percent of Net Asset Value	53.51%
Class A | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Class A | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Class A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Class A | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Class A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Class A | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Class A | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Class A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Class A | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Class A | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.45%
Class A | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.66%
Class A | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.65%
Class A | Consumer Defensive Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.17%
Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.12%
Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.14%
Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.48%
Class C
Holdings [Line Items]
Percent of Net Asset Value	53.51%
Class C | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
Class C | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
Class C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Class C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Class C | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Class C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Class C | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
Class C | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Class C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
Class C | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Class C | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.45%
Class C | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.66%
Class C | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.65%
Class C | Consumer Defensive Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.17%
Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.12%
Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.14%
Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.48%
No Load
Holdings [Line Items]
Percent of Net Asset Value	53.51%
No Load | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.98%
No Load | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
No Load | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
No Load | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
No Load | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
No Load | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
No Load | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%
No Load | Meta Platforms Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
No Load | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.79%
No Load | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%
No Load | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.45%
No Load | Communication Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.66%
No Load | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.65%
No Load | Consumer Defensive Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.17%
No Load | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.12%
No Load | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.96%
No Load | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
No Load | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.14%
No Load | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.48%